RELATED PARTY TRANSACTIONS - Narrative (Details) $ in Millions		3 Months Ended
	Mar. 20, 2026 USD ($) ft²	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)
Disclosure of transactions between related parties [line items]
Interest cost on interest bearing debt		$ 11.4	$ 14.5
Entity controlled by a member of the board of directors of Amer Sports, Inc.
Disclosure of transactions between related parties [line items]
Area of real estate property | ft²	21,100
Extension period	5 years
Entity controlled by a member of the board of directors of Amer Sports, Inc. | Bottom of range
Disclosure of transactions between related parties [line items]
Future minimum payments	$ 0.6
Entity controlled by a member of the board of directors of Amer Sports, Inc. | Top of range
Disclosure of transactions between related parties [line items]
Future minimum payments	$ 0.8